Post-employment benefits for associates (Details 10) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Continuing operations
Defined contribution pension and other post-retirement plans disclosure [line items]
Post-employment benefit expense, defined contribution plans	$ 406	$ 338	$ 359
Discontinued operations
Defined contribution pension and other post-retirement plans disclosure [line items]
Post-employment benefit expense, defined contribution plans			$ 1